Basic and diluted net income per share - Schedule of Calculation of Basic and Diluted Net Income Per Share (Details) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares
Numerator:
Net income (loss) from continuing operations attributable to common shareholders of JOYY Inc. | $		$ 221,127	$ (147,624)	$ 347,351
Dilutive effect of convertible bonds | $				8,653
Numerator for diluted income (loss) per share from continuing operations | $		221,127	$ (147,624)	$ 356,004
Net income from discontinued operations attributable to common shareholders of JOYY Inc. | $		1,875,921
Numerator for diluted income per share from discontinued operations | $		$ 1,875,921
Denominator:
Denominator for basic calculation-weighted average number of Class A and Class B common shares outstanding | shares		1,052,099,864	1,157,854,559	1,308,695,642
Dilutive effect of convertible bonds | shares				141,564,583
Denominator for diluted calculation | shares		1,065,247,496	1,157,854,559	1,462,976,544
Basic net income (loss)
Basic net income (loss) per Class A and Class B common share	[1]	$ 1.99	$ (0.13)	$ 0.27
Continuing operations	[1]	0.21	(0.13)	0.27
Discontinued operations	[1]	1.78
Diluted net income (loss)
Diluted net income(loss) per Class A and Class B common share	[1]	1.97	(0.13)	0.24
Continuing operations	[1]	0.21	(0.13)	$ 0.24
Discontinued operations	[1]	$ 1.76
Restricted shares
Denominator:
Dilutive effect of restricted stock | shares		7,682,058		8,025,901
Restricted share units
Denominator:
Dilutive effect of restricted share units | shares		5,465,574		4,690,418
ADS
Basic net income (loss)
Basic net income (loss) per Class A and Class B common share	[1]	$ 39.86	(2.55)	$ 5.31
Continuing operations	[1]	4.2	(2.55)	5.31
Discontinued operations	[1]	35.66
Diluted net income (loss)
Diluted net income(loss) per Class A and Class B common share	[1]	39.37	(2.55)	4.87
Continuing operations	[1]	4.15	$ (2.55)	$ 4.87
Discontinued operations	[1]	$ 35.22
Number of common shares represented by each ADS		20	20	20

[1]	Each ADS represents 20 common shares.